Derivative financial instruments and Short positions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Swap Differentials Receivable	R$ 14,634,863	R$ 14,640,289	R$ 15,781,207
Option Premiums to Exercise	1,065,753	716,936	553,217
Forward Contracts and Others	4,745,101	3,006,221	928,464
Total	20,445,717	18,363,446	17,262,888
Liabilities:
Swap Differentials Payable	16,458,397	15,952,283	14,643,016
Option Premiums Launched	1,699,729	563,787	385,183
Forward Contracts and Others	4,271,852	1,950,765	1,649,287
Total	R$ 22,429,978	R$ 18,466,835	R$ 16,677,486